Loans receivable, net - Movements of allowance for credit losses (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Movements of allowance for credit losses
Beginning balance	$ 209,993	$ 275,500	$ 275,500
(Recovery) addition	0	$ 65,507	(65,507)
Ending balance	$ 209,993		$ 209,993